UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    February 11, 2011


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         102

Form 13F Information Table Value Total:       1,743,341 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



                                                                FORM 13F INFORMATION TABLE

					Title of 		Value 	       Shares/	      SH/    PUT/  Invtmnt  Other	Voting Authority
Issuer					Class	 CUSIP		* $1000	       PRN Amount     PRN    CALL  Dscretn  Mgrs  Sole  Shared  None
Apple Inc                               CS       037833100      32,248         1,000,000             PUT    SOLE          1,000,000
AbitibiBowater Inc                  	CS       003687209      23,329         985,574        SH            SOLE          985,574
Archer-Daniels-Midland Co               CS       039483102      15,040         5,000,000             CALL   SOLE          5,000,000
Air Products & Chemicals Inc            CS       009158106      25,074         275,692        SH            SOLE          275,692
Allied Nevada Gold Corp                 CS       019344100      6,488          245,600        SH            SOLE          245,600
American Capital Ltd                    CS       02503Y103      21,558         2,851,599      SH            SOLE          2,851,599
AMGEN INC 0.125% 2/11                   CB       031162AN0      34,934         35,000,000     PRN           SOLE          35,000,000
AOL Inc                                 CS       00184X105      8,056          339,774        SH            SOLE          339,774
Apple Inc                               CS       037833100      27,838         86,325         SH            SOLE          86,325
ArcelorMittal NA 5% 15/05/2014          CB       03938LAK0      22,354         15,500,000     PRN           SOLE          15,500,000
ANGLOGOLD ASHANTI HLDGS 6% 9/15/13      CNVPFD   03512Q206      44,218         800,000        SH            SOLE          800,000
Baldor Electric Co                      CS       057741100      11,225         178,069        SH            SOLE          178,069
BHP Billiton Ltd                        CS       088606108      160,566        1,728,000      SH            SOLE          1,728,000
BHP Billiton PLC                        CS       05545E209      35,420         440,000        SH            SOLE          440,000
CapitalSource Inc                       CS       14055X102      13,179         1,856,196      SH            SOLE          1,856,196
Capitol Federal Financial               CS       14057C106      596	       50,000	      SH            SOLE          50,000
CareFusion Corp                         CS       14170T101      5,859          227,978        SH            SOLE          227,978
Cemex SAB de CV                         CS       151290889      5,165          482,300        SH            SOLE          482,300
Citigroup Inc                           CS       172967101      11,421         2,414,577      SH            SOLE          2,414,577
CommScope Inc                           CS       203372107      11,238         359,961        SH            SOLE          359,961
CSX Corp                                CS       126408103      10,338         160,000        SH            SOLE          160,000
Cummins Inc                             CS       231021106      8,251          75,000         SH            SOLE          75,000
CVS Caremark Corp                       CS       126650100      19,993         575,000        SH            SOLE          575,000
Cemex SAB de CV                         CS       151290889      10,710         10,000,000            PUT    SOLE          10,000,000
Covidien PLC                            CS       192005106      19,739         432,300        SH            SOLE          432,300
Delta Air Lines Inc                     CS       247361702      1,585          125,789        SH            SOLE          125,789
Dex One Corp                            CS       25212W100      9,165          1,228,499      SH            SOLE          1,228,499
DIRECTV                                 CS       25490A101      19,318         483,679        SH            SOLE          483,679
Discovery Communications Inc            CS       25470F302      14,746         402,125        SH            SOLE          402,125
E-Commerce China Dangdang Inc           CS       26833A105      541            20,000         SH            SOLE          20,000
Eastman Kodak Co 7% 4/1/17              CB       277461BJ7      26,079         25,000,000     PRN           SOLE          25,000,000
Eastman Kodak Co                        CS       277461109      2,680          5,000,000             CALL   SOLE          5,000,000
Eastman Kodak Co                        CS       277461109      8,477          15,815                PUT    SOLE          15,815
Emergency Medical Services Corp         CS       29100P102      1,615          25,000         SH            SOLE          25,000
Energy XXI Bermuda Ltd                  CS       G10082140      12,326         444,964        SH            SOLE          444,964
ExamWorks Group Inc                     CS       30066A105      277            15,000         SH            SOLE          15,000
FORD MOTOR CO                           WT       345370134      69,275         8,500,000      SH            SOLE          8,500,000
Financial Select Sector SPDR F          CS       81369Y605      2,027          127,093        SH            SOLE          127,093
First Republic Bank/San Fran            CS       33616C100      582            20,000         SH            SOLE          20,000
Fiserv Inc                              CS       337738108      9,132          155,975        SH            SOLE          155,975
Flowserve Corp                          CS       34354P105      22,355         187,507        SH            SOLE          187,507
Freeport-McMoRan Copper & Gold          CS       35671D857      16,215         135,024        SH            SOLE          135,024
Fresh Market Inc                        CS       35804H106      309            7,500          SH            SOLE          7,500
FXCM Inc                                CS       302693106      133            10,000         SH            SOLE          10,000
General Motors Co                       CS       37045V100      18,430         500,000        SH            SOLE          500,000
GENERAL MOTORS Co 4.75% 12/1/13         CNVPFD   37045V209      81,038         1,501,400      SH            SOLE          1,501,400
Goldcorp Inc                            CS       380956409      68,560         1,490,449      SH            SOLE          1,490,449
Hampton Roads Bankshares Inc            CS       409321106      33,053         82,633,418     SH            SOLE          82,633,418
Harris Corp                             CS       413875105      680            15,000         SH            SOLE          15,000
Hess Corp                               CS       42809H107      7,143          93,326         SH            SOLE          93,326
Hewlett-Packard Co                      CS       428236103      20,755         493,000        SH            SOLE          493,000
Intel Corp                              CS       458140100      4,746          225,570        SH            SOLE          225,570
Ivanhoe Mines Ltd                       CS       46579N103      20,698         903,069        SH            SOLE          903,069
JPMorgan Chase & Co                     CS       46625H100      7,254          171,000        SH            SOLE          171,000
King Pharmaceuticals Inc                CS       495582108      37,599         2,676,093      SH            SOLE          2,676,093
Lawson Software Inc                     CS       52078P102      7,446          805,000        SH            SOLE          805,000
Le Gaga Holdings Ltd                    CS       521168104      406            50,000         SH            SOLE          50,000
Liberty Media Corp                      CS       53071M708      8,195          123,271        SH            SOLE          123,271
Louisiana-Pacific Corp                  CS       546347105      9,857          1,041,966      SH            SOLE          1,041,966
Lufkin Industries Inc                   CS       549764108      8,670          138,959        SH            SOLE          138,959
Mecox Lane Ltd                          CS       58403M102      185            25,000         SH            SOLE          25,000
Medco Health Solutions Inc              CS       58405U102      7,659          125,000        SH            SOLE          125,000
Microsoft Corp                          CS       594918104      17,220         617,200        SH            SOLE          617,200
Molson Coors Brewing Co                 CS       60871R209      3,789          75,500         SH            SOLE          75,500
Motorola Solutions Inc                  CS       620076109      19,087         2,104,413      SH            SOLE          2,104,413
Navios Maritime Holdings Inc            CS       Y62196103      2,801          530,495        SH            SOLE          530,495
Noah Holdings Ltd                       CS       65487X102      244            12,500         SH            SOLE          12,500
Novartis AG                             CS       66987V109      60,636         10,286,000            PUT    SOLE          10,286,000
Oshkosh Corp                            CS       688239201      24,315         689,995        SH            SOLE          689,995
Oshkosh Corp                            CS       688239201      7,859          2,230,000             CALL   SOLE          2,230,000
PLAYBOY ENTERPRISES INC 3% 3/15/25      CB       728117AB8      12,089         12,500,000     PRN           SOLE          12,500,000
Pfizer Inc                              CS       717081103      31,436         1,795,321      SH            SOLE          1,795,321
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB       723787AH0      49,119         32,500,000     PRN           SOLE          32,500,000
Qwest Communications Intl               CS       749121109      5,909          776,508        SH            SOLE          776,508
Radware Ltd				CS	 M81869107	2,217	       59,117	      SH            SOLE          59,117
Reliance Steel & Aluminum Co            CS       759509102      8,798          172,167        SH            SOLE          172,167
TRANSOCEAN INC	1.5%   12/3             CB       893830AV1      76,194         77,500,000     PRN           SOLE          77,500,000
Sabra Healthcare REIT Inc               CS       78573L106      3,016          164,066        SH            SOLE          164,066
SanDisk Corp                            CS       80004C101      10,831         217,150        SH            SOLE          217,150
ShangPharma Corp                        CS       81943P104      863            75,000         SH            SOLE          75,000
Smurfit-Stone Container Corp            CS       83272A104      454            17,717         SH            SOLE          17,717
SPDR S&P 500 ETF Trust                  CS       78462F103      453            3,600          SH            SOLE          3,600
STANDARD PACIFIC CORP 6% 10/1/12        CB       853763AA8      8,091          7,932,000      PRN           SOLE          7,932,000
Sun Healthcare Group Inc                CS       86677E100      1,803          142,666        SH            SOLE          142,666
Syniverse Holdings Inc                  CS       87163F106      8,635          279,906        SH            SOLE          279,906
TAL Education Group                     CS       874080104      322            20,000         SH            SOLE          20,000
Targa Resources Corp                    CS       87612G101      536            20,000         SH            SOLE          20,000
Teradata Corp                           CS       88076W103      10,764         261,512        SH            SOLE          261,512
Teva Pharmaceutical Industries          CS       881624209      10,424         200,000        SH            SOLE          200,000
TYSON FOODS INC 3.25% 10/15/13          CB       902494AP8      36,692         30,000,000     PRN           SOLE          30,000,000
Tyco International Ltd                  CS       H89128104      46,210         1,115,100      SH            SOLE          1,115,100
United Continental Holdings Inc         CS       910047109      4,056          170,257        SH            SOLE          170,257
UDR INC 3.625% 9/15/11                  CB       910197AM4      9,066          9,000,000      PRN           SOLE          9,000,000
US Bancorp                              CS       902973304      8,576          318,000        SH            SOLE          318,000
US STEEL CORP 5/15/14                   CB       912909AE8      63,318         32,500,000     PRN           SOLE          32,500,000
VALEANT PHARMACEUTICALS INTL            CS       91911K102      1,150          40,636         SH            SOLE          40,636
Visa Inc                                CS       92826C839      11,261         160,000        SH            SOLE          160,000
Wabash National Corp                    CS       929566107      247            20,805         SH            SOLE          20,805
Warner Chilcott PLC                     CS       G94368100      23,085         1,023,719      SH            SOLE          1,023,719
Webster Financial Corp                  CS       947890109      281            14,262         SH            SOLE          14,262
WellCare Health Plans Inc               CS       94946T106      14,409         476,795        SH            SOLE          476,795
Wells Fargo & Co                        CS       949746101      3,037          98,000         SH            SOLE          98,000
  								1,743,341

